Kin Chiu Development Acquisition - Scheule of Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Scheule of Assets Acquired and Liabilities Assumed [Abstract]
Cash	$ 1,763
Property and equipment	26,521 [1]
Total assets	28,284
Accrued and other payables	26,061
Total liabilities	26,061
Net assets acquired	2,223
Consideration transferred
Gain recognized (other income)	$ 2,223

[1]	Details refer to Note 7 disclosure for Property, Plant and Equipment, net.